Average Annual Total Returns - Class D Shares - Janus Henderson Small-Mid Cap Value Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	26.92%	9.95%	11.69%	Dec. 15, 2011	23.94%	7.77%	9.46%	Dec. 15, 2011	18.03%	7.49%	8.91%	Dec. 15, 2011	23.56%	7.18%	12.11%	26.26%	8.20%	13.21%